UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979
John Hancock California Tax-Free Income Fund

(Exact name of registrant as specified in charter)
601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock California Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2010

John Hancock California Tax-Free Income Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Municipal Bonds 96.02%				$272,646,896

(Cost $260,482,225)

California 86.66%
ABAG Finance Authority for Nonprofit Corps.,
Institute on Aging	5.650%	08/15/38	$1,000,000	1,012,740
ABAG Finance Authority for Nonprofit Corps.,
San Diego Hospital Association, Series A	6.125	08/15/20	1,800,000	1,832,724
ABAG Finance Authority for Nonprofit Corps.,
Sharp Healthcare	6.250	08/01/39	1,000,000	1,127,330
Anaheim Certificates of Participation,
Convention Center (D)(P)	11.389	07/16/23	2,000,000	2,016,880
Anaheim Public Financing Authority,
Public Improvement Project, Series C (D)	Zero	09/01/18	3,000,000	2,255,040
Antioch Public Financing Authority, Series B	5.850	09/02/15	1,365,000	1,380,588
Belmont Community Facilities,
Library Project, Series A (D)	5.750	08/01/24	1,000,000	1,159,760
California County Tobacco Securitization Agency,
Fresno County Funding Corp.	6.000	06/01/35	1,765,000	1,541,798
California County Tobacco Securitization Agency,
Kern County Corp., Series A	6.125	06/01/43	5,000,000	4,023,000
California County Tobacco Securitization Agency,
Public Improvements	Zero	06/01/21	5,000,000	4,486,100
California County Tobacco Securitization Agency,
Stanislaus Funding, Series A	5.500	06/01/33	915,000	817,928
California Educational Facilities Authority,
College and University Financing Project	5.000	02/01/26	4,525,000	3,881,862
California Educational Facilities Authority,
Woodbury University	5.000	01/01/25	1,800,000	1,774,530
California Educational Facilities Authority,
Woodbury University	5.000	01/01/30	2,000,000	1,918,480
California Health Facilities Financing Authority,
Catholic Healthcare West, Series G	5.250	07/01/23	1,000,000	1,043,420
California Health Facilities Financing
Kaiser Permanente, Series A	5.250	04/01/39	2,500,000	2,532,450
California Health Facilities Financing Authority,
Providence Health and Services, Series C	6.500	10/01/33	1,000,000	1,167,570
California Health Facilities Financing Authority,
Scripps Health, Series A	5.000	11/15/36	1,000,000	1,020,640
California Infrastructure & Economic Development Bank,
California Independent System Operator, Series A	6.250	02/01/39	2,000,000	2,144,480
California Infrastructure & Economic Development Bank,
J. David Gladstone Institute Project	5.250	10/01/34	1,000,000	995,890
California Infrastructure & Economic Development Bank,
Kaiser Hospital Association, Series A	5.550	08/01/31	3,000,000	3,064,530
California Infrastructure & Economic Development Bank,
Performing Arts Center	5.000	12/01/27	500,000	520,305
California Pollution Control Financing Authority,
Waste Management Inc., Series C, AMT (P)	5.125	11/01/23	2,000,000	2,029,200
California State Public Works Board,
Department of Corrections, Series A (D)	5.000	12/01/19	5,000,000	5,272,700
California State Public Works Board,
Department of Corrections, Series C	5.500	06/01/18	5,000,000	5,311,800
California State Public Works Board,
Trustees California State University, Series D	6.250	04/01/34	2,000,000	2,149,540

John Hancock California Tax-Free Income Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

California (continued)

California State University Revenue,
College and University Revenue, Series A	5.250%	11/01/34	$1,000,000	$1,082,360
California Statewide Communities Development Authority
Thomas Jefferson School of Law, Series A	7.250	10/01/38	2,000,000	2,091,100
California Statewide Communities Development Authority,
American Baptist Homes West	6.250	10/01/39	2,000,000	2,049,960
California Statewide Communities Development Authority,
Senior Living of Southern California	7.250	11/15/41	1,700,000	1,889,091
California Statewide Communities Development Authority,
University of California - Irvine	5.750	05/15/32	1,230,000	1,281,906
California Statewide Financing Authority,
Tobacco Settlement, Series A	6.000	05/01/37	2,500,000	2,175,325
California Statewide Financing Authority,
Tobacco Settlement, Series B	6.000	05/01/37	4,000,000	3,480,520
Capistrano Unified School District,
No. 90-2 Talega	6.000	09/01/33	750,000	754,898
Capistrano Unified School District,
No. 90-2 Talega	5.875	09/01/23	500,000	514,290
Center Unified School District, Series C (D)	Zero	09/01/16	2,145,000	1,766,708
Chula Vista Redevelopment Agency, Series B	5.250	10/01/27	1,250,000	1,136,912
Cloverdale Community Development Agency	5.500	09/01/38	3,000,000	2,511,390
Contra Costa County Public Financing Authority, Series A (D)	5.000	06/01/28	1,230,000	1,234,945
Corona Community Facilities District No. 97-2	5.875	09/01/23	1,150,000	1,152,656
East Side Union High School District-Santa Clara County (D)	5.250	09/01/24	2,500,000	2,953,550
Folsom Public Financing Authority, Series B	5.125	09/01/26	1,000,000	946,190
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls	Zero	01/15/36	30,000,000	5,184,600
Foothill Eastern Transportation Corridor Agency,
Highway Revenue Tolls	Zero	01/15/25	6,615,000	2,524,879
Fresno Sewer Revenue, Series A-1 (D)	5.250	09/01/19	1,000,000	1,151,920
Fullerton Community Facilities District No: 1	6.200	09/01/32	1,000,000	1,005,400
Golden State Tobacco Securitization Corp.,
Escrowed to Maturity, Series 2003 A-1	6.250	06/01/33	2,185,000	2,442,939
Golden State Tobacco Securitization Corp., Series A (D)	5.000	06/01/35	10,000,000	9,469,600
Inglewood Unified School District,
School District (D)	5.250	10/15/26	5,000,000	5,680,250
Irvine Mobile Home Park Revenue,
Meadow Mobile Home Park, Series A	5.700	03/01/28	3,975,000	3,893,194
Kern County, Capital Improvements Project, Series A (D)	5.750	08/01/35	1,000,000	1,077,290
Laguna-Salada Union School District, Series C (D)	Zero	08/01/26	1,000,000	424,260
Lancaster School District,
School Improvements (D)	Zero	04/01/19	1,730,000	1,269,872
Lancaster School District,
School Improvements (D)	Zero	04/01/22	1,380,000	808,901
Lee Lake Water District Community Facilities District No: 2,
Montecito Ranch	6.125	09/01/27	1,200,000	1,204,572
Long Beach Harbor Revenue, Series A, AMT (D)	6.000	05/15/18	2,660,000	3,219,691
Long Beach Special Tax Community,
Community Facilities, District 6	6.250	10/01/26	2,500,000	2,511,425
Los Angeles Community College District,
2008 Election, Series A	6.000	08/01/33	4,000,000	4,630,640
Los Angeles Community Facilities District No: 3,
No. 3 Cascades Business Park	6.400	09/01/22	655,000	656,782
Los Angeles Department of Water & Power,
Electric Power & Light Revenues, Series A-1	5.250	07/01/38	2,000,000	2,179,220

John Hancock California Tax-Free Income Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

California (continued)

M-S-R Energy Authority,
Natural Gas Revenue, Series B	6.500%	11/01/39	$2,500,000	$2,901,375
Modesto Community Facilities District No: 4-1	5.100	09/01/26	3,000,000	2,578,020
New Haven Unified School District, Series B (D)	Zero	08/01/22	14,200,000	7,589,474
Northern California Power Agency,
California - Oregon Transportation Project, Series A (D)	7.000	05/01/13	100,000	108,413
Orange County Improvement Bond Act 1915, Series B	5.750	09/02/33	1,570,000	1,571,711
Oxnard Community Facilities District: No. 3,
Seabridge	5.000	09/01/35	1,495,000	1,322,028
Paramount Unified School District, Series B (D)	Zero	09/01/25	4,735,000	2,208,404
Pasadena California Certificates Participation Refunding Old
Pasadena Parking Facility Project	6.250	01/01/18	775,000	908,424
Rancho Santa Fe Community Services District No: 01	6.700	09/01/30	1,000,000	1,003,300
Ripon Redevelopment Agency,
Ripon Community Redevelopment Project (D)	4.750	11/01/36	1,690,000	1,487,504
Riverside County Asset Leasing Corp.,
Health, Hospital & Nursing Home Improvements, Series A	6.500	06/01/12	685,000	714,585
San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08/01/17	7,855,000	8,238,010
San Bernardino County,
Capital Facilities Project, Escrowed to Maturity, Series B	6.875	08/01/24	350,000	480,414
San Bruno Park School District,
School Improvements, Series B (D)	Zero	08/01/21	1,015,000	622,297
San Bruno Park School District,
School Improvements, Series B (D)	Zero	08/01/23	1,080,000	585,101
San Diego Public Facilities Financing Authority,
Lease Revenue	5.250	03/01/40	1,000,000	1,017,120
San Diego Redevelopment Agency,
City Heights, Series A	5.800	09/01/28	1,395,000	1,384,231
San Diego Redevelopment Agency,
City Heights, Series A	5.750	09/01/23	1,000,000	1,000,680
San Diego Redevelopment Agency,
Public Improvements, Series B	Zero	09/01/17	1,600,000	1,094,400
San Diego Redevelopment Agency,
Public Improvements, Series B	Zero	09/01/18	1,700,000	1,077,868
San Diego Unified School District, Election of 1998, Series A (D)	Zero	07/01/21	2,500,000	1,631,275
San Francisco City & County Redevelopment Agency,
Community Facilities, District No. 6, Series A	6.000	08/01/25	2,500,000	2,513,550
San Francisco City & County Redevelopment Agency,
Department of General Services Lease, No. 6, Mission Bay
South, Series A	5.150	08/01/35	1,250,000	1,090,175
San Francisco City & County Redevelopment Financing
Authority,
Mission Bay South Redevelopment, Series D	6.625	08/01/39	1,000,000	1,090,460
San Francisco City & County Redevelopment Financing
Authority,
San Francisco Redevelopment Projects, Series B	6.625	08/01/39	700,000	768,530
San Francisco State Building Authority, Series A	5.000	10/01/13	1,755,000	1,821,304
San Joaquin County,
County Administration Building (D)	5.000	11/15/29	2,965,000	3,018,637
San Joaquin Hills Transportation Corridor Agency,
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/14	5,000,000	4,855,800
San Joaquin Hills Transportation Corridor Agency,
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/22	6,500,000	4,737,720
San Joaquin Hills Transportation Corridor Agency,
Highway Revenue Tolls, Series A	5.750	01/15/21	5,000,000	4,770,500

John Hancock California Tax-Free Income Fund
As of August 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

California (continued)

San Mateo County Joint Power Authority (D)	5.000%	07/01/21	$1,815,000	$2,024,796
Santa Ana Financing Authority,
Main Place Project, Series D	5.600	09/01/19	1,000,000	1,011,840
Santa Ana Financing Authority,
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/19	1,790,000	2,133,394
Santa Ana Financing Authority,
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/24	10,000,000	11,351,100
Santa Fe Springs Community Development Commission,
Construction Redevelopment Project, Series A (D)	Zero	09/01/20	1,275,000	776,347
Santaluz Community Facilities District No: 2,
Improvement Area No. 1	6.375	09/01/30	1,485,000	1,489,440
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	2,000,000	2,091,080
State of California (D)	4.750	04/01/29	6,000,000	6,001,260
State of California,
Correctional Facility Improvments	5.000	10/01/29	2,000,000	2,090,500
State of California,
Housing	5.125	11/01/24	1,000,000	1,080,160
State of California,
Public Improvements	5.125	04/01/23	2,000,000	2,179,320
State of California,
Recreation Facilities and School Improvements	6.500	04/01/33	5,000,000	5,860,700
State Of California,
Water, Utility and Highway Improvements	5.250	03/01/30	2,000,000	2,126,060
Torrance Hospital Revenue,
Torrance Memorial Medical Center, Series A	5.500	06/01/31	2,000,000	2,029,100
Tuolumne Wind Project Authority,
Tuolumne County Project, Series A	5.625	01/01/29	1,000,000	1,117,140
Vallejo Sanitation & Flood Control District (D)	5.000	07/01/19	2,139,000	2,201,908
West Covina Redevelopment Agency,
Fashion Plaza	6.000	09/01/22	3,000,000	3,487,650
Puerto Rico 9.36%
Commonwealth of Puerto Rico	6.500	07/01/15	6,000,000	6,901,860
Commonwealth of Puerto Rico, Series A	5.375	07/01/33	1,250,000	1,303,837
Commonwealth of Puerto Rico, Series A	5.000	07/01/23	5,000,000	5,216,850
Puerto Rico Aqueduct & Sewer Authority,
Water Revenue (D)(P)	10.021	07/01/11	3,900,000	4,277,832
Puerto Rico Aqueduct & Sewer Authority,
Water Revenue , Series A (Zero Coupon steps up to 6.125%
on 7-1-11)	Zero	07/01/24	1,750,000	1,883,945
Puerto Rico Highway & Transportation Authority,
Fuel Sales Tax Revenue, Series A (D)	5.000	07/01/38	190,000	190,004
Puerto Rico Highway & Transportation Authority,
Fuel Sales Tax Revenue, Series Z (D)	6.250	07/01/14	3,250,000	3,691,577
Puerto Rico Industrial Tourist Education Medical & Environment
Authority, Hospital de la Concepcion	6.500	11/15/20	500,000	509,885
Puerto Rico Sales Tax Financing Authority
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,589,480

John Hancock California Tax-Free Income Fund

As of August 31, 2010 (Unaudited)

	Par value	Value
Short-Term Investments 2.83%		$8,046,000

(Cost $8,046,000)

Repurchase Agreement 2.83%
Repurchase Agreement with State Street Corp. dated 8-31-10 at 0.010% to be repurchased at $8,046,002 on 9-1-10, collateralized by $8,109,000 U.S. Treasury
Notes, 0.625% due 7-31-12 (valued at $8,210,475, including interest)	$8,046,000	8,046,000

Total investments (Cost $268,528,225)† 98.85%		$280,692,896

Other assets and liabilities, net 1.15%		$3,265,493

Total net assets 100.00%		$283,958,389

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	2.70%
Assured Guaranty Corp.	0.38%
Assured Guaranty Municipal Corp.	7.54%
Financial Guaranty Insurance Company	3.37%
National Public Finance Guarantee Corp.	20.87%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $266,974,248. Net unrealized appreciation aggregated $13,718,648, of which $20,013,821 related to appreciated investment securities and $6,295,173 related to depreciated investment securities.

The portfolio had the following sector composition as percentage of net assets on 8-31-10:

General Obligation Bonds	13%
Revenue Bonds
Education	13%
Facilities	11%
Transportation	10%
Special Tax	8%
Health Care	6%
Tobacco	4%
Utilities	2%
Other Revenue	29%
Short-Term Investments & Other	4%

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the three month period ended August 31, 2010, all investments are categorized as Level 2 under the hierarchy described above.

During the three month period ended August 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

530Q1 8/10
10/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2010

By: /s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 27, 2010